UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

MORTGAGE BACKED

SECURITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Backed Securities Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective May 1, 2018, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Anup Agarwal and Sean Johnson. These investment professionals, all of whom are employed by Western Asset Management Company, LLC (formerly known as Western Asset Management Company), work together with a broader investment management team on portfolio structure, duration weighting and term structure decisions. For additional information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	Western Asset Mortgage Backed Securities Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Western Asset Mortgage Backed Securities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.62% during the six-month reporting period ended June 30, 2018.

Performance review

For the six months ended June 30, 2018, Class A shares of Western Asset Mortgage Backed Securities Fund, excluding sales charges, returned -0.51%. The Fund’s unmanaged benchmark, Bloomberg Barclays U.S. Mortgage-Backed Securities Indexv, returned -0.95% for the same period. The Lipper U.S. Mortgage Funds Category Average1 returned -0.68% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 129 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Mortgage Backed Securities Fund

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Backed Securities Fund:
Class 1[1]	-0.28%
Class A	-0.51%
Class C	-0.76%
Class C1[2]	-0.71%
Class I	-0.24%
Class IS	-0.20%
Bloomberg Barclays U.S. Mortgage-Backed Securities Index	-0.95%
Lipper U.S. Mortgage Funds Category Average	-0.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 3.30%, 2.91%, 2.35%, 2.53%, 3.37% and 3.45%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 0.69%, 0.97%, 1.66%, 1.40%, 0.67% and 0.57%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

[1]

Class 1 shares of the Fund are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Mortgage Backed Securities Fund	V

Investment commentary (cont’d)

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. High-yield (“junk”) bonds are generally subject to greater credit risks than higher grade bonds. The U.S. government guarantee of principal and interest payments applies only to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

VI	Western Asset Mortgage Backed Securities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-0.28%	$1,000.00	$997.20	0.70%	$3.47	Class 1	5.00%	$1,000.00	$1,021.32	0.70%	$3.51
Class A	-0.51	1,000.00	994.90	0.96	4.75	Class A	5.00	1,000.00	1,020.03	0.96	4.81
Class C	-0.76	1,000.00	992.40	1.67	8.25	Class C	5.00	1,000.00	1,016.51	1.67	8.35
Class C1	-0.71	1,000.00	992.90	1.39	6.87	Class C1	5.00	1,000.00	1,017.90	1.39	6.95
Class I	-0.24	1,000.00	997.60	0.64	3.17	Class I	5.00	1,000.00	1,021.62	0.64	3.21
Class IS	-0.20	1,000.00	998.00	0.56	2.77	Class IS	5.00	1,000.00	1,022.02	0.56	2.81

2	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Mortgage-Backed Securities Index
MBS	— Mortgage-Backed Securities
WA MB	— Western Asset Mortgage Backed Securities Fund

4	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Mortgage-Backed Securities Index
MBS	— Mortgage-Backed Securities
WA MB	— Western Asset Mortgage Backed Securities Fund

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 58.8%
FHLMC — 11.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$2	$2
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	10,390	10,457
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	7/1/33	6,000,000	5,824,741	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	297,494	320,140
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-5/1/48	39,190,528	40,163,637
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	11,458	12,426
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-12/1/47	33,454,628	33,351,062
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	3/1/46-9/1/46	4,635,519	4,828,825
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	5/15/48	4,100,000	3,939,844	(b)(h)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	7/1/48	2,000,000	1,935,905	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/48	2,600,000	2,650,307	(a)
Total FHLMC				93,037,346
FNMA — 36.7%
Federal National Mortgage Association (FNMA)	5.000%	12/1/18-5/1/48	16,964,918	18,195,426
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	63,028	68,782
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	124	124
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	8,129,263	7,763,797
Federal National Mortgage Association (FNMA)	2.900%	7/1/27	4,600,000	4,403,247
Federal National Mortgage Association (FNMA)	2.790%	7/1/27	6,086,066	5,813,392
Federal National Mortgage Association (FNMA)	3.321%	1/1/28	11,967,306	11,788,026
Federal National Mortgage Association (FNMA)	2.950%	2/1/28	10,000,000	9,574,029
Federal National Mortgage Association (FNMA)	3.350%	4/1/28	15,738,000	15,612,050
Federal National Mortgage Association (FNMA)	3.410%	4/1/28	13,875,000	13,831,082
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	212,119	228,298
Federal National Mortgage Association (FNMA)	3.750%	6/1/30	3,060,000	3,105,329
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/48	72,387,070	74,311,578
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	96,261,153	96,282,956
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	20,932,149	21,991,866
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-9/1/46	19,114,838	18,647,570
Federal National Mortgage Association (FNMA)	3.000%	7/1/47	200,000	193,758	(a)
Federal National Mortgage Association (FNMA)	4.500%	7/1/48	1,900,000	1,978,688	(a)
Federal National Mortgage Association (FNMA)	4.500%	8/1/48	3,000,000	3,118,620	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/48	1,800,000	1,907,041	(a)
Total FNMA				308,815,659
GNMA — 11.1%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	35,119	38,942
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	105,397	110,223

See Notes to Financial Statements.

6	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.000%	11/15/32	$533,858	$591,871
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,207,979	1,273,520
Government National Mortgage Association (GNMA) II	3.500%	7/1/47	3,000,000	3,011,777	(a)
Government National Mortgage Association (GNMA) II	3.500%	8/20/47-10/20/47	14,276,742	14,356,117
Government National Mortgage Association (GNMA) II	4.000%	9/20/47	14,965,653	15,359,308
Government National Mortgage Association (GNMA) II	4.500%	5/20/48	3,692,169	3,840,751
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-6/20/48	5,293,890	5,567,976
Government National Mortgage Association (GNMA) II	4.000%	7/20/48	1,400,000	1,435,000	(a)
Government National Mortgage Association (GNMA) II	4.500%	7/20/48	39,800,000	41,373,686	(a)
Government National Mortgage Association (GNMA) II	5.000%	7/20/48	2,800,000	2,939,930	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.102%)	3.165%	8/20/58	83,667	85,321	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.807%)	3.686%	6/20/60	3,282,903	3,463,647	(c)
Total GNMA				93,448,069
Total Mortgage-Backed Securities (Cost — $506,256,095)				495,301,074
Collateralized Mortgage Obligations (d) — 34.1%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.631%	2/25/36	350,182	268,408	(c)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.734%	4/10/49	483,980	297,480	(c)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.519%	9/29/36	5,584,669	4,239,830	(c)(e)
Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Securities Trust, 2014-FL1 C (1 mo. USD LIBOR + 3.100%)	5.17%	12/15/31	7,450,000	7,442,610	(c)(e)
Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Securities Trust, 2014-FL1 D (1 mo. USD LIBOR + 4.000%)	6.534%	12/15/31	6,960,000	6,874,111	(c)(e)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.979%	8/10/45	4,594,622	3,466,504	(c)(e)
BCAP LLC Trust, 2015-RR2 25A1	2.170%	10/28/36	1,024,947	1,006,698	(c)(e)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
BX Trust, 2017-IMC G (1 mo. USD LIBOR + 5.500%)	7.573%	10/15/32	$2,800,000	$2,820,888	(c)(e)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	332,117	167,719
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	338,777	202,419	(c)
Chevy Chase Funding LLC, Mortgage-Backed Certificates, 2004-4A A1 (1 mo. USD LIBOR + 0.230%)	2.321%	10/25/35	1,900,938	1,870,433	(c)(e)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,691,110	(e)
Commercial Mortgage Trust, 2013-CR12 E	5.247%	10/10/46	380,000	276,464	(c)(e)
Commercial Mortgage Trust, 2014-LC17 D	3.687%	10/10/47	3,100,000	2,465,303	(e)
Commercial Mortgage Trust, 2015-CR25 E	4.696%	8/10/48	3,000,000	1,992,126	(c)(e)
Commercial Mortgage Trust, 2015-CR25 F	4.696%	8/10/48	1,400,000	694,152	(c)(e)
Commercial Mortgage Trust, 2015-PC1 D	4.589%	7/10/50	2,785,000	2,331,613	(c)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.671%	5/25/34	979,193	980,794	(c)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.691%	1/25/36	267,688	256,792	(c)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.284%	7/20/46	165,843	122,508	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2004-R1 1AF (1 mo. USD LIBOR + 0.400%)	2.491%	11/25/34	141,921	125,214	(c)(e)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.511%	7/25/36	258,945	241,365	(c)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,899,658	3,187,916
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,939,537	1,884,202	(c)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	242,961	262,996
Credit Suisse Mortgage Trust, 2015-10R 3A2 (12 mo. Monthly Treasury Average Index + 0.840%)	2.304%	10/27/46	4,111,000	3,980,974	(c)(e)
Credit Suisse Mortgage Trust, 2015-2R	8.928%	7/20/20	3,954,544	3,973,743	(e)
Credit Suisse Mortgage Trust, 2015-2R 7A3 (12 mo. Monthly Treasury Average Index + 2.540%)	3.208%	8/27/36	1,401,211	1,424,395	(c)(e)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.693%	7/15/32	3,000,000	2,991,759	(c)(e)
Credit Suisse Mortgage Trust, 2017-RPL3 B3	5.043%	8/1/57	3,695,139	3,931,451	(c)(e)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,016,680	(c)(e)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	382,243	(c)(e)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,688,017	(e)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.152%	2/25/48	353,733,750	2,190,319	(c)(e)
EverBank Mortgage Loan Trust, 2018-1 B4	3.652%	2/25/48	2,651,793	1,977,132	(c)(e)
EverBank Mortgage Loan Trust, 2018-1 B5	3.652%	2/25/48	2,292,066	1,155,066	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	120,881	125,186

See Notes to Financial Statements.

8	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO (-1.000 x 1 mo. USDLIBOR + 6.150%)	4.077%	5/15/29	$78,468	$7,028	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO (-1.000 x 1 mo. USDLIBOR + 6.140%)	4.067%	1/15/37	73,687	7,885	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS, IO (-1.000 x 1 mo. USDLIBOR + 7.000%)	4.927%	12/15/37	771,313	123,377	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3684 JI, IO	1.375%	11/15/36	7,609,545	445,666	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 x 1 mo. USDLIBOR + 5.950%)	3.877%	10/15/41	1,037,485	151,475	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO (-1.000 x 1 mo. USDLIBOR + 6.650%)	4.577%	8/15/40	1,167,214	133,414	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO (-1.000 x 1 mo. USDLIBOR + 5.900%)	3.827%	12/15/41	2,822,969	334,403	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	709,419	60,951
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	5,318,295	4,501,042
Federal Home Loan Mortgage Corp. (FHLMC), 4085 IO, IO	3.000%	6/15/27	2,672,015	212,180
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	5,814,581	804,068
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	3,777,935	428,212
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	5,251,252	717,055
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	6,819,241	541,073
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS,IO, PAC (-1.000 x 1 mo. USDLIBOR + 6.250%)	4.177%	9/15/42	1,896,519	239,980	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	10,527,258	9,649,423
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.446%	12/15/37	9,004,965	403,765	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,023,606	1,128,400
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,632,733	428,574	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.016%	9/25/55	10,939,230	1,195,866	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	85,720,829	317,939	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,450,818	859,076	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.148%	8/25/56	18,085,008	2,060,823	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	493,853,797	1,886,028	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	8,557,943	6,874,683

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.492%	2/15/38	$940,388	$60,070	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.841%	3/25/25	6,000,992	8,165,785	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.591%	10/25/28	2,404,852	3,244,163	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.091%	7/25/29	2,547,942	2,584,865	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.841%	4/25/43	3,550,000	3,708,370	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.841%	4/25/43	3,680,000	4,055,865	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.782%	9/25/41	16,200,000	1,220,858	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass-Through Certificates, K714 X3, IO	1.851%	1/25/42	21,598,714	816,654	(c)
Federal National Mortgage Association (FNMA)	3.530%	8/1/28	3,160,000	3,163,950	(h)
Federal National Mortgage Association (FNMA)	3.550%	8/1/28	1,030,000	1,030,644	(h)
Federal National Mortgage Association (FNMA)	3.620%	8/1/28	2,420,000	2,423,781	(h)
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	4,750,672	(h)
Federal National Mortgage Association (FNMA), 2003-22 IO, IO	6.000%	4/25/33	136,423	33,226
Federal National Mortgage Association (FNMA), 2009-59 LB	4.951%	8/25/39	753,042	792,521	(c)
Federal National Mortgage Association (FNMA), 2009-6 KZ	5.000%	2/25/49	694,819	731,017
Federal National Mortgage Association (FNMA), 2009-74 TX, PAC	5.000%	9/25/39	2,284,717	2,401,703
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	10,450	10,509
Federal National Mortgage Association (FNMA), 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.439%	1/25/41	1,366,973	201,405	(c)
Federal National Mortgage Association (FNMA), 2010-2 AI, IO	5.500%	2/25/40	718,274	127,436
Federal National Mortgage Association (FNMA), 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.469%	8/25/40	2,096,958	298,931	(c)
Federal National Mortgage Association (FNMA), 2011-144 PT	12.092%	1/25/38	653,194	781,114	(c)
Federal National Mortgage Association (FNMA), 2011-15 AB	9.750%	8/25/19	5,314	5,360
Federal National Mortgage Association (FNMA), 2011-59 NZ	5.500%	7/25/41	387,669	421,852

See Notes to Financial Statements.

10	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA), 2011-99 KI, IO	4.500%	12/25/25	$725,519	$45,860
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	2,680,042	386,015
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	3,319,604	334,188
Federal National Mortgage Association (FNMA), 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.459%	12/25/40	6,242,413	726,986	(c)
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	7,741,049	745,276
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	674,051	720,200
Federal National Mortgage Association (FNMA), 2012-51 B	7.000%	5/25/42	484,613	558,417
Federal National Mortgage Association (FNMA), 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.509%	7/25/42	3,893,167	660,722	(c)
Federal National Mortgage Association (FNMA), 2013-9 BC	6.500%	7/25/42	438,964	494,469
Federal National Mortgage Association (FNMA), 2013-9 CB	5.500%	4/25/42	3,674,244	3,992,809
Federal National Mortgage Association (FNMA), 2014-47 AI, IO	1.444%	8/25/44	2,751,661	151,296	(c)
Federal National Mortgage Association (FNMA), 2014-47 IA, IO	1.372%	8/25/44	4,794,301	246,382	(c)
Federal National Mortgage Association (FNMA), 2014-49 KS, IO	1.453%	8/25/44	4,396,817	200,117	(c)
Federal National Mortgage Association (FNMA), 2018-M1 A2	3.086%	12/25/27	1,200,000	1,163,663	(c)
Federal National Mortgage Association (FNMA), 2018-M7 A2	3.150%	3/25/28	17,000,000	16,520,219	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.341%	1/25/29	6,646,183	8,819,029	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.341%	4/25/29	6,488,110	8,127,000	(c)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,700,546	319,457
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	116,483	28,417
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	143,926	30,971
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	102,104	21,966
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	83,359	19,177
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	69,173	15,858

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	$672,596	$138,931
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	5,430,000	1,814,760	(c)
Government National Mortgage Association (GNMA), 2002-57 FK (1 mo. USD LIBOR + 0.500%)	2.585%	8/16/32	436,262	439,193	(c)
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.475%	7/16/33	193,446	26,477	(c)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	2.385%	8/16/34	881,146	882,439	(c)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.115%	10/16/34	954,923	115,865	(c)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.166%	4/20/37	5,783,268	681,603	(c)
Government National Mortgage Association (GNMA), 2007-45 QB, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.516%	7/20/37	937,667	75,477	(c)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	3.234%	11/20/59	1,178,420	1,190,037	(c)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	4,858,095	294,155
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.416%	3/20/39	34,204	1,448	(c)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.015%	11/16/34	2,317,576	233,460	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.396%	4/20/40	13,884	1,908	(c)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,795,463	1,862,616
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.915%	5/16/40	716,984	79,325	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.566%	1/20/40	30,683	2,909	(c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.656%	2/20/60	3,917,369	3,942,572	(c)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,259,571	2,396,867
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.382%	9/16/46	9,171,111	120,306	(c)
Government National Mortgage Association (GNMA), 2011-2 NS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.080%)	3.995%	3/16/39	136,024	3,466	(c)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	270,710	20,518
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.566%	2/20/41	2,052,947	236,917	(c)

See Notes to Financial Statements.

12	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.457%	8/16/52	$21,374,731	$395,409	(c)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.915%	9/16/51	11,110,292	641,372	(c)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.069%	9/16/44	4,922,621	265,855	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.147%	2/16/46	18,083,412	917,000	(c)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	7,586,463	842,375
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.747%	6/16/55	7,904,740	328,642	(c)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	2,373,318	587,149
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.847%	9/16/55	3,049,943	166,149	(c)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.515%	6/16/44	2,806,067	333,419	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	6,087,264	1,190,158
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.966%	4/20/46	4,910,110	748,103	(c)
Government National Mortgage Association (GNMA), 2016-87 IO	1.004%	8/16/58	8,790,639	689,467	(c)
Government National Mortgage Association (GNMA), 2017-100 IO, IO	0.808%	5/16/59	16,779,146	1,071,046	(c)
Government National Mortgage Association (GNMA), 2017-161 AS, IO	1.098%	3/20/41	25,786,693	769,836	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.691%	3/16/60	7,384,089	453,981	(c)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	1.416%	1/20/48	36,062,952	1,556,729	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	7.981%	9/15/31	5,000,000	5,012,785	(c)(e)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	249,583	215,488
GS Mortgage Securities Trust, 2013-GC14 F	4.923%	8/10/46	540,000	412,057	(c)(e)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,941,477
GS Mortgage Securities Trust, 2015-GS1 E	4.569%	11/10/48	1,400,000	939,795	(c)(e)
GS Mortgage Securities Trust, 2015-GS1 F	4.569%	11/10/48	700,000	415,246	(c)(e)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.491%	4/25/36	1,991,816	1,698,016	(c)(e)
HarborView Mortgage Loan Trust, 2006-7 2A1A (1 mo. USD LIBOR + 0.200%)	2.285%	9/19/46	363,085	327,265	(c)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	2.831%	12/25/34	$1,792,398	$1,791,204	(c)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	2.791%	3/25/35	348,783	330,248	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.591%	5/25/37	578,248	577,585	(c)(e)
IndyMac INDX Mortgage Loan Trust, 2005-AR1 1A1	3.839%	3/25/35	133,321	135,040	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 D	4.717%	8/15/46	3,000,000	2,704,791	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	4,550,000	3,276,076
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,299,771	1,084,860	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.011%	2/12/49	3,813,787	2,879,117	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.168%	2/15/51	250,102	245,605	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	5,570,000	950,895	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 D	4.724%	7/15/47	3,600,000	3,114,840	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	6.323%	11/15/31	1,830,000	1,737,642	(c)(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.301%	4/25/46	763,719	656,783	(c)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	2.291%	5/25/47	178,804	148,238	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,686,556	1,290,281	(c)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	656,802	(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	3,000,000	2,273,253	(c)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.679%	10/15/48	1,350,000	779,601	(c)(e)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.376%	12/12/49	634,689	488,471	(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.070%)	2.161%	6/25/36	40,150	16,917	(c)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.480%	7/26/45	986,104	975,658	(c)(e)
Multifamily Trust, 2016-1 B	9.272%	4/25/46	3,146,846	3,292,168	(c)(e)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,509,554	1,517,811	(c)(e)
NovaStar Mortgage Funding Trust Series, 2006-MTA1 2A1A (1 mo. USD LIBOR + 0.190%)	2.281%	9/25/46	220,523	197,457	(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,827,459	1,323,591	(e)

See Notes to Financial Statements.

14	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Provident Funding Mortgage Loan Trust, 2005-1 1A1 (12 mo. USD LIBOR + 1.870%)	3.685%	5/25/35	$9,919	$9,957	(c)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.500%)	4.573%	11/15/27	2,324,000	2,301,763	(c)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.271%	7/25/46	160,177	147,977	(c)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	2.310%	3/25/35	194,224	181,704	(c)(e)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	2.441%	6/25/35	276,808	251,293	(c)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	4.046%	11/11/34	2,548,526	2,554,377	(c)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.396%	11/11/34	6,498,973	6,489,173	(c)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	11.846%	11/11/34	6,498,973	6,489,888	(c)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	888,520	(c)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	1,107,300	(c)(e)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.209%	2/15/51	4,730,000	4,713,149	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	4.099%	6/25/33	59,713	60,472	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.381%	12/25/45	45,599	45,156	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (12 mo. Monthly Treasury Average Index + 0.700%)	2.258%	3/25/47	2,484,278	2,240,401	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	310,076	(e)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.764%	11/15/48	3,000,000	1,924,431	(c)(e)
Total Collateralized Mortgage Obligations (Cost — $288,209,237)				287,518,890

			Face Amount/Units
Asset-Backed Securities — 7.9%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	5.466%	11/25/32	1,767,753	1,707,308	(c)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,908,025	2,886,663	(e)
Argent Securities, Inc., 2004-W6 AF	4.123%	5/25/34	520,050	523,327
Avis Budget Rental Car Funding AESOP LLC, 2017-2A C	4.170%	3/20/24	2,890,000	2,842,168	(e)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,826,097	1,892,173	(c)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	6,707	6,707	(c)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount/Units	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.421%	7/25/36	$332,529	$313,140	(c)(e)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.213%	7/15/36	49,649	47,421	(c)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	1,891,341	1,857,434	(c)(e)
Credit Suisse Mortgage Trust, 2017-RPL1 B1	3.104%	7/25/57	4,076,582	2,976,345	(c)(e)
Credit Suisse Mortgage Trust, 2017-RPL1 B2	3.104%	7/25/57	4,676,961	2,515,031	(c)(e)
Credit Suisse Mortgage Trust, 2017-RPL1 B3	3.104%	7/25/57	3,976,476	1,702,914	(c)(e)
Credit Suisse Mortgage Trust, 2017-RPL1 B4	3.104%	7/25/57	4,532,377	780,185	(c)(e)
CreditShop Credit Card Co., LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.073%	10/15/22	3,325,315	3,344,628	(c)(e)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.991%	10/27/31	1,280,571	1,316,189	(c)(e)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	2.541%	12/25/42	83,832	83,959	(c)(e)
GSAA Home Equity Trust, 2007-4 A2 (1 mo. USD LIBOR + 0.200%)	2.291%	3/25/37	1,973,286	1,007,756	(c)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	1,994,696	(e)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	8,030,000	7,891,466	(e)
Lehman ABS Manufactured Housing Contract Trust, 2001-B A6	6.467%	4/15/40	144,302	146,535	(c)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	2.916%	9/25/31	208,187	212,874	(c)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	4.566%	11/25/33	5,274	5,311	(c)
RAAC Trust, 2006-RP2 A (1 mo. USD LIBOR + 0.250%)	2.341%	2/25/37	4,723	4,732	(c)(e)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.361%	5/25/36	551,125	542,991	(c)(e)
Residential Asset Securities Corp. Trust, 2004-KS9 AI5	5.330%	10/25/34	1,511,204	1,495,226
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.431%	3/25/36	105,928	103,608	(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.631%	6/15/39	3,153,999	3,094,068	(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.510%	3/25/44	2,300,000	2,226,551	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	11,226,265	(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,897,173	(e)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	2,500	1,461,707	(e)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	1,629,112	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.311%	2/25/36	1,396,266	78,670	(c)(e)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	1,023,947	(e)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.521%	3/25/37	35,826	36,033	(c)(e)

See Notes to Financial Statements.

16	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount/Units	Value
Asset-Backed Securities — continued
Upgrade Pass-Through Trust	15.308%	8/15/24	$1,900,000	$1,909,500	(b)
Upgrade Pass-Through Trust	13.318%	12/27/27	1,813,061	1,803,996	(b)
Total Asset-Backed Securities (Cost — $67,076,737)				66,587,809
Total Investments before Short-Term Investments (Cost — $861,542,069)				849,407,773

			Face Amount
Short-Term Investments — 8.4%
Commercial Paper — 3.5%
BPCE SA	2.406%	10/1/18	7,700,000	7,653,496	(f)
Bank of Montreal	2.206%	8/9/18	4,320,000	4,309,683	(f)
JPMorgan Securities LLC	2.409%	9/27/18	530,000	526,933	(f)
Mitsubishi UFJ Trust & Banking NY	1.783%	10/10/18	2,930,000	2,910,484	(f)
Natixis NY	2.216%	8/31/18	12,820,000	12,772,370	(f)
Standard Chartered Bank	2.420%	10/3/18	900,000	894,415	(f)
Total Commercial Paper (Cost — $29,065,522)				29,067,381
Certificates of Deposit — 3.6%
Cooperatieve Rabobank UA (1 mo. USD LIBOR + 0.230%) (Cost — $30,000,000)	2.235%	3/5/19	30,000,000	29,997,150	(c)
U.S. Government Agencies — 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $1,086,730)	1.890%	8/27/18	1,090,000	1,086,761	(f)

			Shares
Money Market Funds — 1.2%
Western Asset Government Cash Management Portfolio LLC (Cost — $10,400,000)	1.830%		10,400,000	10,400,000	(g)
Total Short-Term Investments (Cost — $70,552,252)				70,551,292
Total Investments — 109.2% (Cost — $932,094,321)				919,959,065
Liabilities in Excess of Other Assets — (9.2)%				(77,493,014)
Total Net Assets — 100.0%				$842,466,051

(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2018, the Fund held TBA securities with a total cost of $66,096,355.

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Mortgage Backed Securities Fund

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Rate shown represents yield-to-maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $10,400,000 and the cost was $10,400,000 (Note 8).

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:
CMB	— Cash Management Bill
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RE-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	170	9/18	$19,268,344	$19,314,922	$46,578
U.S. Treasury 10-Year Notes	721	9/18	85,712,519	86,655,187	942,668
U.S. Treasury Long-Term Bonds	87	9/18	12,397,331	12,615,000	217,669
					1,206,915
Contracts to Sell:
U.S. Treasury 2-Year Notes	9	9/18	1,911,218	1,906,453	4,765
Net unrealized appreciation on open futures contracts					$1,211,680

At June 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	$25,000,000	11/17/59	0.500% Monthly	$112,885	$128,207	$(15,322)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	25,000,000	11/17/59	0.500% Monthly	112,885	128,207	(15,322)
Total	$50,000,000			$225,770	$256,414	$(30,644)

See Notes to Financial Statements.

18	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $921,694,321	$909,559,065
Investments in affiliated securities, at value (cost $10,400,000)	10,400,000
Cash	19,820,443
Foreign currency, at value (Cost — $102,479)	98,865
Receivable for securities sold	29,039,308
Interest receivable	3,009,488
Deposits with brokers for open futures contracts	1,071,599
Receivable for Fund shares sold	469,409
OTC swaps, at value (premiums paid — $256,414)	225,770
Prepaid expenses	74,724
Other assets	787
Total Assets	973,769,458

Liabilities:
Payable for securities purchased	129,182,087
Payable for Fund shares repurchased	997,335
Investment management fee payable	346,591
Distributions payable	319,507
Service and/or distribution fees payable	120,739
Trustees’ fees payable	1,065
Payable for open OTC swap contracts	4,166
Payable to broker—variation margin on open futures contracts	985
Accrued expenses	330,932
Total Liabilities	131,303,407
Total Net Assets	$842,466,051

Net Assets:
Par value (Note 7)	$815
Paid-in capital in excess of par value	872,467,104
Undistributed net investment income	1,340,694
Accumulated net realized loss on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	(20,384,728)
Net unrealized depreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currencies	(10,957,834)
Total Net Assets	$842,466,051

See Notes to Financial Statements.

20	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Net Assets:
Class 1	$29,216,543
Class A	$466,399,706
Class C	$22,884,478
Class C1	$10,080,682
Class I	$308,844,648
Class IS	$5,039,994

Shares Outstanding:
Class 1	2,828,016
Class A	45,196,014
Class C	2,218,019
Class C1	975,907
Class I	29,792,347
Class IS	485,965

Net Asset Value:
Class 1 (and redemption price)	$10.33
Class A (and redemption price)	$10.32
Class C*	$10.32
Class C1*	$10.33
Class I (and redemption price)	$10.37
Class IS (and redemption price)	$10.37
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.78

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest and distributions from unaffiliated investments	$21,594,406
Interest from affiliated investments	78,434
Return of capital from unaffiliated investments (Note 1 (p))	(1,251,449)
Total Investment Income	20,421,391

Expenses:
Investment management fee (Note 2)	2,093,663
Service and/or distribution fees (Notes 2 and 5)	734,663
Transfer agent fees (Note 5)	548,152
Registration fees	57,807
Fund accounting fees	39,231
Legal fees	37,201
Shareholder reports	27,736
Audit and tax fees	24,448
Trustees’ fees	9,714
Insurance	5,640
Commitment fees (Note 9)	4,639
Custody fees	1,638
Interest expense	103
Miscellaneous expenses	8,715
Total Expenses	3,593,350
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,260)
Net Expenses	3,592,090
Net Investment Income	16,829,301

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,411,092)
Futures contracts	(3,474,737)
Written options	162,727
Swap contracts	(715,002)
Forward foreign currency contracts	318
Foreign currency transactions	(236)
Net Realized Loss	(5,438,022)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(15,423,863)
Futures contracts	1,466,435
Swap contracts	(66,343)
Forward foreign currency contracts	(103)
Foreign currencies	(4,128)
Change in Net Unrealized Appreciation (Depreciation)	(14,028,002)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(19,466,024)
Decrease in Net Assets From Operations	$(2,636,723)

See Notes to Financial Statements.

22	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$16,829,301	$22,328,280
Net realized gain (loss)	(5,438,022)	12,755,762
Change in net unrealized appreciation (depreciation)	(14,028,002)	2,228,614
Increase (Decrease) in Net Assets From Operations	(2,636,723)	37,312,656

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(16,514,113)	(31,583,342)
Decrease in Net Assets From Distributions to Shareholders	(16,514,113)	(31,583,342)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	155,309,838	242,206,024
Reinvestment of distributions	14,892,816	29,239,988
Cost of shares repurchased	(121,104,988)	(335,826,569)
Increase (Decrease) in Net Assets From Fund Share Transactions	49,097,666	(64,380,557)
Increase (Decrease) in Net Assets	29,946,830	(58,651,243)

Net Assets:
Beginning of period	812,519,221	871,170,464
End of period*	$842,466,051	$812,519,221
* Includes undistributed net investment income of:	$1,340,694	$1,025,506

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.57	$10.50	$10.74	$10.91	$10.67	$10.89

Income (loss) from operations:
Net investment income	0.22	0.31	0.27	0.43	0.39	0.39
Net realized and unrealized gain (loss)	(0.25)	0.19	(0.11)	(0.19)	0.32	(0.18)
Total income (loss) from operations	(0.03)	0.50	0.16	0.24	0.71	0.21

Less distributions from:
Net investment income	(0.21)	(0.43)	(0.40)	(0.39)	(0.44)	(0.43)
Net realized gains	—	—	—	(0.02)	(0.03)	—
Total distributions	(0.21)	(0.43)	(0.40)	(0.41)	(0.47)	(0.43)

Net asset value, end of period	$10.33	$10.57	$10.50	$10.74	$10.91	$10.67
Total return[3]	(0.28)%	4.82%	1.50%	2.25%	6.72%	1.95%

Net assets, end of period (000s)	$29,217	$31,016	$32,494	$35,947	$39,184	$41,308

Ratios to average net assets:
Gross expenses	0.70%[4]	0.68%	0.68%	0.68%	0.71%	0.71%
Net expenses[5]	0.70 [4]	0.68	0.68	0.68	0.71	0.71
Net investment income	4.18 [4]	2.91	2.49	3.88	3.54	3.55

Portfolio turnover rate[6]	32%	102%	204%	137%	299%	156%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares less the 12b-1 differential of 0.25%.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 127% for the six months ended June 30, 2018 and 615%, 832%, 464%, 1,031% and 549% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

24	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.56	$10.49	$10.73	$10.90	$10.66	$10.88

Income (loss) from operations:
Net investment income	0.20	0.28	0.24	0.40	0.36	0.37
Net realized and unrealized gain (loss)	(0.24)	0.19	(0.11)	(0.19)	0.32	(0.18)
Total income (loss) from operations	(0.04)	0.47	0.13	0.21	0.68	0.19

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.37)	(0.36)	(0.41)	(0.41)
Net realized gains	—	—	—	(0.02)	(0.03)	—
Total distributions	(0.20)	(0.40)	(0.37)	(0.38)	(0.44)	(0.41)

Net asset value, end of period	$10.32	$10.56	$10.49	$10.73	$10.90	$10.66
Total return[3]	(0.51)%	4.53%	1.23%	1.98%	6.46%	1.71%

Net assets, end of period (millions)	$466	$497	$548	$553	$466	$495

Ratios to average net assets:
Gross expenses	0.96%[4]	0.96%	0.95%	0.94%	0.95%	0.94%
Net expenses	0.96 [4,5]	0.96 [5]	0.95	0.94	0.95	0.94
Net investment income	3.91 [4]	2.62	2.23	3.64	3.31	3.35

Portfolio turnover rate[6]	32%	102%	204%	137%	299%	156%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 127% for the six months ended June 30, 2018 and 615%, 832%, 464%, 1,031% and 549% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.55	$10.48	$10.73	$10.90	$10.66	$10.88

Income (loss) from operations:
Net investment income	0.17	0.19	0.16	0.32	0.27	0.29
Net realized and unrealized gain (loss)	(0.24)	0.21	(0.11)	(0.18)	0.33	(0.19)
Total income (loss) from operations	(0.07)	0.40	0.05	0.14	0.60	0.10

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.30)	(0.29)	(0.33)	(0.32)
Net realized gains	—	—	—	(0.02)	(0.03)	—
Total distributions	(0.16)	(0.33)	(0.30)	(0.31)	(0.36)	(0.32)

Net asset value, end of period	$10.32	$10.55	$10.48	$10.73	$10.90	$10.66
Total return[3]	(0.76)%	3.81%	0.42%	1.28%	5.74%	0.84%

Net assets, end of period (000s)	$22,884	$21,958	$33,327	$22,375	$8,353	$7,335

Ratios to average net assets:
Gross expenses	1.67%[4]	1.65%	1.66%	1.63%	1.73%	1.73%
Net expenses[5]	1.67 [4,6]	1.65 [6]	1.66	1.63	1.73	1.70 [6]
Net investment income	3.22 [4]	1.82	1.48	2.96	2.53	2.69

Portfolio turnover rate[7]	32%	102%	204%	137%	299%	156%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 127% for the six months ended June 30, 2018 and 615%, 832%, 464%, 1,031% and 549% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

26	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.57	$10.50	$10.74	$10.91	$10.67	$10.89

Income (loss) from operations:
Net investment income	0.18	0.23	0.19	0.35	0.30	0.31
Net realized and unrealized gain (loss)	(0.25)	0.19	(0.10)	(0.19)	0.33	(0.17)
Total income (loss) from operations	(0.07)	0.42	0.09	0.16	0.63	0.14

Less distributions from:
Net investment income	(0.17)	(0.35)	(0.33)	(0.31)	(0.36)	(0.36)
Net realized gains	—	—	—	(0.02)	(0.03)	—
Total distributions	(0.17)	(0.35)	(0.33)	(0.33)	(0.39)	(0.36)

Net asset value, end of period	$10.33	$10.57	$10.50	$10.74	$10.91	$10.67
Total return[3]	(0.71)%	4.08%	0.78%	1.52%	5.89%	1.24%

Net assets, end of period (000s)	$10,081	$11,849	$14,753	$18,359	$22,785	$30,539

Ratios to average net assets:
Gross expenses	1.40%[4]	1.39%	1.40%	1.40%	1.49%	1.43%
Net expenses	1.39 [4,5]	1.39 [5]	1.40	1.40	1.49	1.43
Net investment income	3.47 [4]	2.16	1.80	3.14	2.77	2.79

Portfolio turnover rate[6]	32%	102%	204%	137%	299%	156%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 127% for the six months ended June 30, 2018 and 615%, 832%, 464%, 1,031% and 549% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.61	$10.53	$10.78	$10.95	$10.70	$10.93

Income (loss) from operations:
Net investment income	0.22	0.32	0.27	0.43	0.39	0.45
Net realized and unrealized gain (loss)	(0.25)	0.19	(0.11)	(0.18)	0.34	(0.23)
Total income (loss) from operations	(0.03)	0.51	0.16	0.25	0.73	0.22

Less distributions from:
Net investment income	(0.21)	(0.43)	(0.41)	(0.40)	(0.45)	(0.45)
Net realized gains	—	—	—	(0.02)	(0.03)	—
Total distributions	(0.21)	(0.43)	(0.41)	(0.42)	(0.48)	(0.45)

Net asset value, end of period	$10.37	$10.61	$10.53	$10.78	$10.95	$10.70
Total return[3]	(0.24)%	4.83%	1.43%	2.28%	6.90%	1.97%

Net assets, end of period (millions)	$309	$245	$236	$195	$149	$259

Ratios to average net assets:
Gross expenses	0.64%[4]	0.66%	0.66%	0.65%	0.63%	0.61%
Net expenses[5]	0.64 [4]	0.66	0.66	0.65	0.62 [6]	0.60 [6]
Net investment income	4.24 [4]	2.96	2.51	3.90	3.60	4.14

Portfolio turnover rate[7]	32%	102%	204%	137%	299%	156%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 127% for the six months ended June 30, 2018 and 615%, 832%, 464%, 1,031% and 549% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

28	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016[3]

Net asset value, beginning of period	$10.61	$10.54	$10.84

Income (loss) from operations:
Net investment income	0.22	0.33	0.09
Net realized and unrealized gain (loss)	(0.24)	0.18	(0.16)
Total income (loss) from operations	(0.02)	0.51	(0.07)

Less distributions from:
Net investment income	(0.22)	(0.44)	(0.23)
Total distributions	(0.22)	(0.44)	(0.23)

Net asset value, end of period	$10.37	$10.61	$10.54
Total return[4]	(0.20)%	4.93%	(0.70)%

Net assets, end of period (000s)	$5,040	$5,687	$5,678

Ratios to average net assets:
Gross expenses	0.56%[5]	0.56%	0.57%[5]
Net expenses[6]	0.56 [5]	0.56	0.57 [5]
Net investment income	4.31 [5]	3.05	1.84 [5]

Portfolio turnover rate[7]	32%	102%	204%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	For the period June 30, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 127% for the six months ended June 30, 2018 and 615%, 832%, 464%, 1,031% and 549% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

[8]	For the year ended December 31, 2016.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

30	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$491,361,230	$3,939,844	$495,301,074
Collateralized Mortgage Obligations	—	287,518,890	—	287,518,890
Asset-Backed Securities	—	62,874,313	3,713,496	66,587,809
Total Long-Term Investments	—	841,754,433	7,653,340	849,407,773
Short-Term Investments†:
U.S. Government & Agency Obligations	—	1,086,761	—	1,086,761
Commercial Paper	—	29,067,381	—	29,067,381
Certificates of Deposit	—	29,997,150	—	29,997,150
Money Market Funds	—	10,400,000	—	10,400,000
Total Short-Term Investments	—	70,551,292	—	70,551,292
Total Investments	—	$912,305,725	$7,653,340	$919,959,065
Other Financial Instruments:
Futures Contracts	$1,211,680	—	—	1,211,680
OTC Credit Default Swaps on Credit Indices — Buy Protection	—	225,770	—	225,770
Total Other Financial Instruments	$1,211,680	$225,770	—	$1,437,450
Total	$1,211,680	$912,531,495	$7,653,340	$921,396,515

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by

32	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counter-parties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2018, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or

34	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the

36	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between

38	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A Shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

40	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $1,260.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C	Class C1
Sales charges	$74,823	—	—
CDSCs	12,711	$5,576	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$35,690,786	$1,064,917,203
Sales	45,515,776	994,140,464

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$932,094,321	$20,311,895	$(32,447,151)	$(12,135,256)
Futures contracts	—	1,211,680	—	1,211,680
Swap contracts	256,414	—	(30,644)	(30,644)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$1,211,680	—	$1,211,680
OTC swap contracts[3]	—	$225,770	225,770
Total	$1,211,680	$225,770	$1,437,450

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(304,854)	—	—	$(304,854)
Written options	162,727	—	—	162,727
Futures contracts	(3,474,737)	—	—	(3,474,737)
Swap contracts	(780,377)	—	$65,375	(715,002)
Forward foreign currency contracts	—	$318		318
Total	$4,397,241	$318	$65,375	$(4,331,548)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

42	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$1,466,435	—	—	$1,466,435
Swap contracts	(45,218)	—	$(21,125)	(66,343)
Forward foreign currency contracts	—	$(103)	—	(103)
Total	$1,421,217	$(103)	$(21,125)	$1,399,989

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$83,125
Written options†	62,364
Futures contracts (to buy)	109,274,190
Futures contracts (to sell)	1,913,826
Forward foreign currency contracts (to buy)†	5,274
Forward foreign currency contracts (to sell)†	172

Average Notional Balance
Credit default swap contracts (to buy protection)	$32,253
Total return swap contracts†	20,700,742

†	At June 30, 2018, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Morgan Stanley & Co Inc.	$225,770	—	$225,770	—	$225,770

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$21,383
Class A	$590,808	†	380,134
Class C	105,765	†	12,491
Class C1	38,090	†	8,195
Class I	—		125,802
Class IS	—		147
Total	$734,663		$548,152

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $661, $32 and $567 for Class A, Class C and Class C1 shares, respectively.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$661
Class C	32
Class C1	567
Class I	—
Class IS	—
Total	$1,260

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class 1	$607,430	$1,276,472
Class A	9,058,317	18,922,602
Class C	331,649	817,984
Class C1	185,112	429,992
Class I	6,217,703	9,909,045
Class IS	113,902	227,247
Total	$16,514,113	$31,583,342

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

44	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	58,561	$607,430	120,287	$1,276,472
Shares repurchased	(164,971)	(1,711,048)	(280,988)	(2,987,558)
Net decrease	(106,410)	$(1,103,618)	(160,701)	$(1,711,086)

Class A
Shares sold	3,324,375	$34,506,630	9,005,928	$95,798,810
Shares issued on reinvestment	850,457	8,814,568	1,729,383	18,326,457
Shares repurchased	(6,041,346)	(62,711,877)	(15,974,034)	(169,012,519)
Net decrease	(1,866,514)	$(19,390,679)	(5,238,723)	$(54,887,252)

Class C
Shares sold	532,859	$5,504,853	825,458	$8,784,679
Shares issued on reinvestment	28,596	296,276	67,547	715,589
Shares repurchased	(423,747)	(4,384,459)	(1,991,521)	(21,149,826)
Net increase (decrease)	137,708	$1,416,670	(1,098,516)	$(11,649,558)

Class C1
Shares sold	16,381	$170,347	64,527	$688,982
Shares issued on reinvestment	17,101	177,436	38,504	408,372
Shares repurchased	(178,698)	(1,852,855)	(387,273)	(4,119,165)
Net decrease	(145,216)	$(1,505,072)	(284,242)	$(3,021,811)

Class I
Shares sold	10,959,391	$114,781,751	12,763,004	$135,647,381
Shares issued on reinvestment	469,030	4,883,204	778,238	8,285,860
Shares repurchased	(4,747,209)	(49,466,686)	(12,875,590)	(137,018,411)
Net increase	6,681,212	$70,198,269	665,652	$6,914,830

Class IS
Shares sold	33,093	$346,257	120,520	$1,286,172
Shares issued on reinvestment	10,937	113,902	21,336	227,238
Shares repurchased	(93,974)	(978,063)	(144,643)	(1,539,090)
Net decrease	(49,944)	$(517,904)	(2,787)	$(25,680)

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sales		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$7,700,000	$235,063,064	235,063,064	$232,363,064	232,363,064	—	$78,434	—	$10,400,000

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $4,639. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

10. Deferred capital losses

As of December 31, 2017, the Fund had deferred capital losses of $5,473,257, which have no expiration date, that will be available to offset future taxable gains.

11. Recent accounting pronouncement

The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens

46	Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report

the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Western Asset Mortgage Backed Securities Fund 2018 Semi-Annual Report	47

Western Asset

Mortgage Backed Securities Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

*	Prior to May 2, 2018, known as Western Asset Management Company.
**Effective	May 7, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Mortgage Backed Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Backed Securities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Backed Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/18 SR18-3404

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2018